SEGMENT INFORMATION - Revenues, Depreciation and Amortization, Other (Expense) Income, and Capital Expenditures by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 102,986	$ 84,784	$ 85,984	$ 79,381	$ 85,599	$ 77,353	$ 71,847	$ 62,014	$ 353,135	$ 296,813	$ 174,423
Depreciation and amortization									87,349	70,574	36,674
Other income									1,189	5	9
Capital expenditures									220,820	182,978	77,296
Reportable Segments
Segment Reporting Information [Line Items]
Revenues									353,135	296,813	175,414
Depreciation and amortization									86,761	70,123	36,388
Other income									1,185	0	0
Capital expenditures									220,360	182,048	76,487
Reportable Segments | Marcellus Shale Segment
Segment Reporting Information [Line Items]
Revenues									22,694	9,588
Depreciation and amortization									7,648	3,998
Other income									0	0
Capital expenditures									33,866	1,822
Reportable Segments | Williston Basin – Gas Segment
Segment Reporting Information [Line Items]
Revenues									62,454	50,735
Depreciation and amortization									18,132	16,057
Other income									0	0
Capital expenditures									46,927	26,381
Reportable Segments | Williston Basin – Liquids Segment
Segment Reporting Information [Line Items]
Revenues									22,449	3,893
Depreciation and amortization									4,359	612
Other income									0	0
Capital expenditures									92,495	73,602
Reportable Segments | Barnett Shale Segment
Segment Reporting Information [Line Items]
Revenues									93,001	105,324	93,453
Depreciation and amortization									15,657	13,929	12,078
Other income									0	0	0
Capital expenditures									14,567	29,534	39,588
Reportable Segments | Piceance Basin Segment
Segment Reporting Information [Line Items]
Revenues									152,537	127,273	81,961
Depreciation and amortization									40,965	35,527	24,310
Other income									1,185	0	0
Capital expenditures									32,505	50,709	36,899
Corporate
Segment Reporting Information [Line Items]
Revenues									0	0	(991)
Depreciation and amortization									588	451	286
Other income									4	5	9
Capital expenditures									$ 460	$ 930	$ 809